Income taxes - Schedule of Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Deferred tax assets	$ 7	$ 2,986	$ 2,782
Deferred tax liabilities:
Deferred tax liabilities	(7)	(2,986)	(2,782)
Net deferred taxes assets	0	0	0
Tax loss carryforwards
Deferred tax assets:
Deferred tax assets	7	2,986	2,782
Other
Deferred tax liabilities:
Deferred tax liabilities	(7)	(254)	(103)
Intangible asset GlyPharma
Deferred tax liabilities:
Deferred tax liabilities	$ 0	$ (2,732)	$ (2,679)